Income Taxes (Tax Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Future Benefits, Insurance and employee benefits	$ 2,650	$ 3,033
Future Benefits, Other asset basis differences	1,199	369
Future Benefits, Other liability basis differences	1,543	1,039
Future Benefits, Tax loss carryforwards	528	660
Future Benefits, Tax credit carryforwards	872	963
Future Benefits, Valuation allowances	(591)	(612)
Deferred Tax Assets, Net of Valuation Allowance	6,201	5,452
Deferred Tax Liabilities Other Asset Basis Difference	5,324	4,584
Deferred Tax Liabilities, Other	531	(124)
Deferred Tax Liabilities, net of valuation allowances	5,855	$ 4,460
Operating Loss Carryforwards	2,901
Tax Credit Carryforward Amount	871
Expiration Period Current To Five Years [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	274
Tax Credit Carryforward Amount	3
Expiration Period Six To Ten Years [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	127
Tax Credit Carryforward Amount	4
Expiration Period Eleven To Twenty Years [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	573
Tax Credit Carryforward Amount	196
Expiration Period Indefinite [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	1,927
Tax Credit Carryforward Amount	$ 668